CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Expenses:
Loss from operations	$ 8,161,000				$ 4,249,000			$ 22,505,000	$ 12,917,000	$ 17,637,000		$ 11,875,000
Other income:
Income (loss) before taxes	(3,150,000)				4,247,000			3,428,000	12,912,000	17,631,000		11,867,000
Tax benefit (provision)	1,376,000				(1,345,000)			(914,000)	(4,435,000)	(5,960,000)		(4,708,000)
Net income (loss)	(1,774,000)				2,902,000			2,514,000	8,477,000	11,671,000		7,159,000
Landcadia Holdings II, Inc
Expenses:
General and administrative expenses	357,790			$ 248,051.00	115,683.00	$ 102,584.00	$ 20,974.00	843,997	239,241	487,292		0		$ 0
Loss from operations	(357,790)				(115,683)			(843,997)	(239,241)	(487,292)		0		0
Other income:
Interest income	53,482				1,620,749			1,565,615	2,784,223	3,651,511		0		0
Income (loss) before taxes	(304,308)				1,505,066			721,618	2,544,982	3,164,219		0		0
Tax benefit (provision)	63,905				(323,953)			(151,540)	(542,335)	(664,486)		0		0
Net income (loss)	$ (240,403)	$ 60,131	$ 750,351	$ 497,086	$ 1,181,113	$ 842,508	$ (20,974)	$ 570,078	$ 2,002,647	$ 2,499,733		$ 0		$ 0
Basic and diluted loss per share:
Loss per share available to common shares	$ (0.03)				$ (0.01)	$ (0.01)		$ (0.07)	$ (0.02)	$ (0.02)		$ 0		$ 0
Basic and diluted weighted average number of shares	9,392,586				9,341,939			9,371,540	7,589,177	8,032,273	[1]	3,317,875	[1]	3,317,875	[1]

[1]	The years ended December 31, 2018 and 2017 exclude an aggregate of 497,750 shares that were subject to forfeiture if the over-allotment option was not exercised by the underwriters .